UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 89.0%

	Shares	Value
Consumer Discretionary — 15.3%
American Eagle Outfitters	1,245,430	$17,473,383
Cinemark Holdings	177,230	7,858,378
Garmin	224,910	11,495,150
General Motors	768,440	27,172,038
Kohl’s	531,070	21,141,897
MDC Holdings	399,698	12,010,925
Regal Entertainment Group, Cl A	1,047,168	23,645,054

		120,796,825

Consumer Staples — 2.4%
Flowers Foods	992,610	19,266,560

Energy — 14.1%
Dorchester Minerals LP (A)	235,903	4,057,532
Enterprise Products Partners (A)	783,335	21,627,879
Equities Midstream Partners LP (A)	278,540	21,419,726
Exxon Mobil	186,275	15,276,413
Royal Dutch Shell ADR, Cl B	489,280	27,316,502
Spectra Energy Partners LP (A)	496,625	21,682,648

		111,380,700

Financials — 5.3%
Federated Investors, Cl B	569,470	14,999,840
First American Financial	301,555	11,845,080
FNB	981,734	14,598,385

		41,443,305

Health Care — 14.5%
AbbVie	371,870	24,231,049
GlaxoSmithKline ADR	563,016	23,736,755
Merck	229,180	14,562,097
Pfizer	806,325	27,584,378
Sanofi ADR	527,285	23,859,646

		113,973,925

Industrials — 7.4%
ABB ADR	992,305	23,219,937
Eaton	313,995	23,282,729
Emerson Electric	191,965	11,491,025

		57,993,691

Information Technology — 9.4%
Cisco Systems	700,570	23,679,266
Intel	420,200	15,156,614

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology — continued
Maxim Integrated Products	258,325	$11,614,292
QUALCOMM	407,400	23,360,316

		73,810,488

Materials — 2.9%
Dow Chemical	179,720	11,419,409
WestRock	220,410	11,467,932

		22,887,341

Real Estate — 5.9%
Hospitality Properties Trust REIT	376,745	11,878,770
Ryman Hospitality Properties REIT	190,355	11,769,649
Weyerhaeuser, REIT	678,858	23,067,595

		46,716,014

Telecommunication Services — 8.9%
AT&T	555,320	23,073,546
BCE	525,800	23,277,166
Vodafone Group ADR	909,925	24,049,318

		70,400,030

Utilities — 2.9%
Public Service Enterprise Group	520,985	23,105,685

TOTAL Common Stock (Cost $638,816,424)		701,774,564

SHORT-TERM INVESTMENT(B) — 8.9%
SEI Daily Income Trust, Government Fund, Cl F, 0.530% (Cost $70,138,717)	70,138,717	70,138,717

TOTAL INVESTMENTS — 97.9% (Cost $708,955,141)†		$771,913,281

Percentages are based on Net Assets of $788,640,469.

(A)	Securities considered Master Limited Partnership. At March 31, 2017, these securities amounted to $68,787,785 or 8.7% of net assets.
(B)	The reporting rate is the 7-day effective yield as of March 31, 2017.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

†	At March 31, 2017, the tax basis cost of the Fund’s investments was $708,955,141, and the unrealized appreciation and depreciation were $72,202,280 and $(9,244,140) respectively.

As of March 31, 2017 all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2017
(Unaudited)

For the quarter ended March 31, 2017 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended March 31, 2017 there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-1100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: May 26, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors Treasurer, Controller & CFO

Date: May 26, 2017